Schedule of Components of Deferred Taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 6,284,000	$ 4,523,000
Less: Valuation allowance	(6,284,000)	(4,523,000)
Net deferred tax assets